Intangible Assets, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2019 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Amortization expenses for intangible assets		¥ 331,294	$ 46,788	¥ 194,874	¥ 384,555
Broadcasting License Acquired
Finite-Lived Intangible Assets [Line Items]
Cash consideration	¥ 65,000
Payment paid on Acquisition		¥ 52,000
Deferred tax liability araised in acquisition	¥ 21,667
Useful life of intangible assets acquired	56 months
Aimei Tech Holdings Limited
Finite-Lived Intangible Assets [Line Items]
Impairment charges, intangible asset						¥ 14,374
Aimei Tech Holdings Limited | Brand
Finite-Lived Intangible Assets [Line Items]
Impairment charges, intangible asset						12,360
Aimei Tech Holdings Limited | Technology
Finite-Lived Intangible Assets [Line Items]
Impairment charges, intangible asset						¥ 2,014